Exchange rates (Tables)	12 Months Ended
Dec. 31, 2024
Exchange rates
Summary of exchange rates in preparing consolidated financial statements

	Income statement			Statement of financial position
	2022	2023	2024	2023	2024
Euro to sterling	1.17	1.15	1.18	1.15	1.21
US dollar to sterling	1.24	1.24	1.28	1.28	1.25